SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Account, Assets and Liabilities
The following table presents the change of the Company's separate account assets and liabilities:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022
Balance, beginning of year	$—
Acquisition from business combination	1,123
Policyholder deposits	44
Net investment income	32
Net realized capital gains on investments	(72)
Policyholder benefits and withdrawals	(66)
Net transfer to or from separate account	(10)
Policy charges	(6)
Total changes	1,045
Balance, end of year	$1,045